Segment Information - Summary of Reconciliation from Operating Result Before Tax to Income Before Tax (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Gain (loss) on reversal of onerous contracts	€ 129	€ (273)
Other income / (charges) [member]
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Gain (loss) on (reversal of) underlying onerous contracts	31	38
Loss on onerous contracts	(497)	(93)
Reinsurance contracts held [member]
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Gain (loss) on changes in discount rates	84	(70)
Insurance contracts issued [member]
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Gain (loss) on changes in discount rates	€ (354)	€ 614